Financial instruments by category, Restructuring agreement of Abengoa (Details) $ in Millions					1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 15, 2017 USD ($)	Feb. 28, 2017 mi	Feb. 24, 2017 USD ($)	Apr. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) mi	Dec. 31, 2014
Restructuring agreement of Abengoa [Abstract]
Dividends retained from Abengoa				$ 10.4
Percentage interest acquired			12.50%
Length of transmission lines | mi			114
New Money Tradable Notes [Member]
Restructuring agreement of Abengoa [Abstract]
Restructuring agreement assigned tradable notes amount	$ 44.5
Restructuring agreement cash contribution in exchange of tradable notes	$ 43.6
Ten West Link [Member]
Restructuring agreement of Abengoa [Abstract]
Percentage interest acquired						12.50%
Length of transmission lines | mi						114
Abengoa [Member]
Restructuring agreement of Abengoa [Abstract]
Corporate tradable bonds issued period						5 years 6 months
Corporate tradable bonds issued extendable period						2 years
Corporate tradable bonds interest rate	1.50%
Corporate tradable bonds interest rate paid in cash	0.25%
Corporate tradable bonds interest rate paid in kind	1.25%
Loss from derecognition of fair value assigned to preferred equity investment and recognition of debt and equity instruments						$ 5.8
Profit resulting from sale of major part of debt and equity instruments						$ 6.5
Dividends retained from Abengoa		$ 10.4
Percentage interest acquired							64.28%
Abengoa [Member] | New Money Tradable Notes [Member]
Restructuring agreement of Abengoa [Abstract]
Proceeds from sale of tradable notes					$ 44.9